AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 28, 2001

                                                             FILE NOS. 333-34356
                                                                       811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 3 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 24 /X/

                  GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                    JOANNE M. DERRIG, ESQUIRE
FOLEY & LARDNER                             ALFS, INC.
3000 K STREET, N.W.                         3100 SANDERS ROAD
SUITE 500                                   NORTHBROOK, IL 60062
WASHINGTON, D.C. 20007-5109

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on(date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment ("Amendment") for the purpose of adding 2 new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement. The
Amendment is not intended to amend or delete, any part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
              Glenbrook Life and Annuity Company Separate Account A
                      Supplement, Dated October 1, 2001 to
        The AIM Lifetime Enhanced Choice(sm) Variable Annuity Prospectus
                                Dated May 1, 2001

This supplement amends the above-referenced prospectus for the AIM Lifetime Enhanced Choice(sm)Contracts (the "Contracts"), offered by Glenbrook Life and Annuity Company, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

           The Contract currently offers 19 ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account") and 18 variable sub-accounts ("Variable Sub-Accounts")
           of the  Glenbrook  Life and Annuity  Company  Separate  Account A
           ("Variable   Account").   Each   Variable   Sub-Account   invests
           exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds:


0 AIM V.I. Aggressive Growth Fund          0 AIM V.I. Government Securities Fund
0 AIM V.I. Balanced Fund                   0 AIM V.I. Growth Fund
0 AIM V.I. Basic Value Fund                0 AIM V.I. Growth and Income Fund*
0 AIM V.I. Blue Chip Fund                  0 AIM V.I. High Yield Fund*
0 AIM V.I. Capital Appreciation Fund       0 AIM V.I. International Equity Fund
0 AIM V.I. Capital Development Fund        0 AIM V.I. Mid Cap Equity Fund
0 AIM V.I. Dent Demographic Trends Fun     0 AIM V.I. Money Market Fund
0 AIM V.I. Diversified Income Fund         0 AIM V.I. New Technology Fund
0 AIM V.I. Global Utilities Fund           0 AIM V.I. Value Fund**

Change all references throughout the prospectus to the availability of "16" Variable Sub-Accounts to "18" Variable Sub-Accounts, and "17" investment alternatives to "19" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

Fund Name                              Other              Total Annual
                                      Expenses              Expenses
---------                             --------            ------------
AIM V.I. Basic Value Fund               0.57%               1.30%(5,6)
AIM V.I. Mid Cap Equity Fund            0.57%               1.30%(5,6)

(5) Based on estimated assets.

(6) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.


Page 9: Insert the following to Example 1:

Sub-Account                    1 Year     3 Years       5 Years         10 Years
--------------------          --------    ---------     ---------     ----------
AIM Basic Value                 $83        $133           $186           $316
AIM Mid Cap Equity              $83        $133           $186           $316

Page 9:  Insert the following to Example 2:

Sub-Account                         1 Year  3 Years     5 Years     10 Years
--------------------                ------  ---------  ---------   ----------
AIM Basic Value                     $29        $88         $150        $316
AIM Mid Cap Equity                  $29        $88         $150        $316


Page 15: Insert the following to the table describing the Investment Objective of each Fund:

-------------------------------------------------------------------------
Fund:                                 Each Fund Seeks:
-------------------------------------------------------------------------
AIM V.I. Basic Value Fund             Long-term growth of capital
-------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund          Long-term growth of capital
-------------------------------------------------------------------------


Appendix A: Insert the following at the end of the footnote (*) on pages A-2 and A-4:

except the Basic Value and Mid Cap Equity Variable Sub-Accounts (New Variable Sub-Accounts) which first became available for investment under the Contract as of the date of this supplement. There are no Accumulation Unit Values to report for the New Sub-Accounts.

                       Glenbrook Life and Annuity Company
            The Glenbrook Life and Annuity Company Separate Account A
                      Supplement, Dated October 1, 2001, to
              The AIM Lifetime Enhanced Choice(sm) Variable Annuity
                       Statement of Additional Information
                                Dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Enhanced Choice(sm) Variable Annuity Contract (the "Contract") offered by Glenbrook Life and Annuity Company to add two new Variable Sub-Accounts.

Page_:   Add  the  following  to  the  footnote  after  the  first  chart  under
Standardized Total Returns:

The Basic Value and Mid-Cap Equity Sub-Accounts commenced operations on September 10, 2001. There are no standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_:   Add  the  following  to  the  footnote  after  the  first  chart  under
Non-Standardized Total Returns:

There are no non-standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following to the footnote after the first chart under Adjusted Historical Total Returns

There are no adjusted historical performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

                                    PART C
                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(99)   Power of Attorney for Steven E. Shebik

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amended Registration Statement and has caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 28th day of September, 2001.

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

                            By: /s/Michael J. Velotta
                            -------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 28th day of September, 2001.

*/THOMAS J. WILSON, II                      President and Director
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
Michael J. Velotta                          Counsel and Director

*/SAMUEL H. PILCH                           Controller and Vice President
Samuel H. Pilch                             (Principal Accounting Officer)

*/MARGARET G. DYER                          Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
J. Kevin McCarthy

*/STEVEN E. SHEBIK                          Director Vice President
 Steven E. Shebik                          (Principal Financial Officer)

*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(99) Power of Attorney for Steven E. Shebik